SCHEDULE OF ACQUIRED INTANGIBLE ASSETS ACQUIRED (Details) - Revealed films [member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	$ 9,760,000	$ 8,884,000
Change	(876,000)
Trademark [member]
IfrsStatementLineItems [Line Items]
Total	700,000
Change	700,000
Film library [member]
IfrsStatementLineItems [Line Items]
Total	4,600,000
Change	4,600,000
Customer list [member]
IfrsStatementLineItems [Line Items]
Total	4,200,000
Change	4,200,000
Customer relationship [member]
IfrsStatementLineItems [Line Items]
Total	260,000	$ 8,884,000
Change	$ (8,624,000)